Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Credit facilities	$ 425,880	$ 404,280
Financial liabilities	67,035	90,086
Total borrowings	492,915	494,366
Less: Current portion of long-term borrowings, net	(93,539)	(59,780)
Less: Deferred finance costs, net	(4,736)	(5,338)
Long-term borrowings, net	$ 394,640	$ 429,248